INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The Company’s income before income taxes consists of:
	Year ended June 30,
	2014	2015	2016

PRC	$97,931	$134,657	$142,900
Non-PRC	(6,619)	(9,430)	(5,158)

	$91,312	$125,227	$137,742

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2014	2015	2016

Current income tax expense
PRC	22,055	16,074	10,590
Singapore	2,966	1,151	235
Hong Kong	-	2,279	2,776
Malaysia	267	1,690	1,099
	$25,288	$21,194	$14,700
Deferred income tax (benefit) expense
PRC	(4,868)	5,834	(196)
Singapore	(1,982)	(894)	(181)
Hong Kong	-		-
Malaysia	1,423	(94)	(85)
	$(5,427)	4,846	(462)
	$19,861	$26,040	$14,238

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2014	2015	2016
Income before income taxes	$91,312	$125,227	$137,742

Expected income tax expense at statutory tax rate in the PRC	22,828	31,307	34,436
Effect of different tax rates in various jurisdictions	2,709	1,286	2,109
Effect of preferential tax treatment	(5,027)	(12,453)	(12,296)
Effect of non-taxable income	(5,747)	(6,770)	(4,985)
Effect of additional deductible research and development expenses	(2,604)	(2,772)	(4,716)
Effect of non-deductible expenses	6,379	8,402	5,569
Effect of change in tax rate	-	(4,191)	(6,613)
Change in valuation allowance	2,075	1,475	540
Tax rate differential on deferred tax items	(2,193)	3,139	(587)
Withholding tax on dividend paid by subsidiaries	1,381	6,028	1,252
Recognition of temporary difference not recognized in previous years	284	323	-
Others	(224)	266	(471)
Total	$19,861	$26,040	$14,238

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2015	2016

Deferred tax assets, current
Allowance for doubtful accounts	$6,885	$9,838
Inventory provision	148	205
Provision for contract loss	430	917
Long-term assets	14	13
Deferred revenue	5,737	3,522
Deferred subsidies	570	1,020
Warranty liabilities	1,109	1,322
Recognition of intangible assets	107	57
Accrued payroll	899	960
Net operating loss carry forward	5,843	6,361
Valuation allowance	(5,796)	(6,307)
Total deferred tax assets, current	$15,946	$17,908

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(12,685)	$(16,068)
Recognition of intangible assets	(1,246)	(1,060)
PRC dividend withholding tax	(4,653)	(3,010)
Others	(36)	(24)
Total deferred tax liabilities, current	$(18,620)	$(20,162)

Net deferred tax assets, current	$3,214	$6,659
Net deferred tax liabilities, current	$(5,888)	$(8,913)

Deferred tax assets, non-current
Long-term assets	$522	$699
Deferred subsidies	1,739	2,642
Recognition of intangible assets	63	(16)
Warranty liabilities	452	874
Total deferred tax assets, non-current	$2,776	$4,199

Deferred tax liabilities, non-current
Share of net gains of equity investees	$99	$(1,733)
Intangible assets and other non-current assets	(371)	(330)
Total deferred tax liabilities, non-current	$(272)	$(2,063)

Net deferred tax assets-non-current	$2,581	$2,195
Net deferred tax liabilities-non-current	$(77)	$(59)